Average Annual Total Returns - FidelityEnvironmentalBondFund-RetailPRO - FidelityEnvironmentalBondFund-RetailPRO - Fidelity Environmental Bond Fund	Oct. 30, 2024
Fidelity Environmental Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.67%
Since Inception	(3.58%)	[1]
Fidelity Environmental Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.43%
Since Inception	(4.58%)	[1]
Fidelity Environmental Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.33%
Since Inception	(3.13%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(3.16%)
IXXY6
Average Annual Return:
Past 1 year	6.56%
Since Inception	(2.62%)

[1]	A From June 15, 2021 .